Stockholders' Equity (Deficit) Accumulated Other Comprehensive Income and Redeemable Noncontrolling Interest - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)
In Millions, unless otherwise specified
				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Foreign Currency Translation [Member]	Dec. 31, 2013 Foreign Currency Translation [Member]	Mar. 31, 2014 Benefit Plan Liabilities [Member]	Dec. 31, 2013 Benefit Plan Liabilities [Member]	Mar. 31, 2014 Unrealized Gain (Loss) on Available- For-Sale Investments [Member]	Dec. 31, 2012 Unrealized Gain (Loss) on Available- For-Sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss) net of tax, beginning balance	$ (195.2)	$ (188.2)	$ (252.1)	$ (16.6)	$ (3.8)	$ (174.9)	$ (251.6)	$ 3.3	$ 3.3
Other comprehensive income (loss) before reclassifications				(7.1)	(12.8)		80.1	(0.1)
Reclassification from accumulated other comprehensive income, period net of tax						0.2	(3.4)
Net current-period other comprehensive income (loss)				(7.1)	(12.8)	0.2	76.7	(0.1)
Accumulated other comprehensive income (loss) net of tax, ending balance	$ (195.2)	$ (188.2)	$ (252.1)	$ (23.7)	$ (16.6)	$ (174.7)	$ (174.9)	$ 3.2	$ 3.3